Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000255123 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Quality Factor ETF
Class Name	iShares MSCI Global Quality Factor ETF
Trading Symbol	AQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 223,269,438
Holdings Count | Holding	480
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$223,269,438
Number of Portfolio Holdings	480
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.2%
Health Care	15.1%
Industrials	12.8%
Communication Services	12.4%
Consumer Staples	10.0%
Financials	7.8%
Consumer Discretionary	4.4%
Materials	2.5%
Energy	0.4%
Real Estate	0.3%
Utilities	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.7%
Taiwan	7.2%
Switzerland	5.3%
United Kingdom	4.0%
Japan	3.2%
Netherlands	3.1%
India	1.5%
China	1.4%
Australia	1.3%
Denmark	0.7%
Other#	5.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000087423 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Indonesia ETF
Class Name	iShares MSCI Indonesia ETF
Trading Symbol	EIDO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$28	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[2]
Net Assets	$ 310,137,207
Holdings Count | Holding	83
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$310,137,207
Number of Portfolio Holdings	83
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.2%
Materials	18.2%
Energy	11.1%
Communication Services	10.0%
Consumer Staples	6.9%
Industrials	5.7%
Consumer Discretionary	3.8%
Utilities	2.9%
Health Care	2.0%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	15.5%
Bank Rakyat Indonesia Persero Tbk PT	10.3%
Bank Mandiri Persero Tbk PT	7.5%
Telkom Indonesia Persero Tbk PT	6.7%
Astra International Tbk PT	4.4%
Amman Mineral Internasional PT	4.2%
Dian Swastatika Sentosa Tbk PT	3.0%
Bank Negara Indonesia Persero Tbk PT	2.8%
Bumi Resources Minerals Tbk PT	2.5%
GoTo Gojek Tokopedia Tbk PT	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	15.5%
Bank Rakyat Indonesia Persero Tbk PT	10.3%
Bank Mandiri Persero Tbk PT	7.5%
Telkom Indonesia Persero Tbk PT	6.7%
Astra International Tbk PT	4.4%
Amman Mineral Internasional PT	4.2%
Dian Swastatika Sentosa Tbk PT	3.0%
Bank Negara Indonesia Persero Tbk PT	2.8%
Bumi Resources Minerals Tbk PT	2.5%
GoTo Gojek Tokopedia Tbk PT	2.4%
(a)	Excludes money market funds.

C000087875 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Philippines ETF
Class Name	iShares MSCI Philippines ETF
Trading Symbol	EPHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$28	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[3]
Net Assets	$ 187,496,366
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$187,496,366
Number of Portfolio Holdings	36
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	38.8%
Financials	18.8%
Real Estate	11.3%
Utilities	10.2%
Consumer Staples	8.3%
Communication Services	5.4%
Consumer Discretionary	4.9%
Energy	1.3%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services, Inc.	20.5%
BDO Unibank, Inc.	8.8%
SM Prime Holdings, Inc.	5.4%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.5%
Bank of the Philippine Islands	4.3%
Jollibee Foods Corp.	3.9%
PLDT, Inc.	3.8%
SM Investments Corp.	3.6%
Ayala Corp.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services, Inc.	20.5%
BDO Unibank, Inc.	8.8%
SM Prime Holdings, Inc.	5.4%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.5%
Bank of the Philippine Islands	4.3%
Jollibee Foods Corp.	3.9%
PLDT, Inc.	3.8%
SM Investments Corp.	3.6%
Ayala Corp.	3.0%
(a)	Excludes money market funds.

C000087424 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI New Zealand ETF
Class Name	iShares MSCI New Zealand ETF
Trading Symbol	ENZL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[4]
Net Assets	$ 73,869,195
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$73,869,195
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	29.5%
Industrials	24.4%
Utilities	13.2%
Real Estate	12.5%
Financials	11.4%
Communication Services	4.0%
Energy	1.6%
Consumer Discretionary	1.3%
Information Technology	1.3%
Consumer Staples	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd., Class C	22.6%
Auckland International Airport Ltd.	14.5%
Infratil Ltd.	9.8%
Contact Energy Ltd.	4.5%
Mercury NZ Ltd.	4.4%
Meridian Energy Ltd.	4.3%
EBOS Group Ltd.	4.3%
Fletcher Building Ltd.	4.2%
Spark New Zealand Ltd.	4.0%
Freightways Group Ltd.	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd., Class C	22.6%
Auckland International Airport Ltd.	14.5%
Infratil Ltd.	9.8%
Contact Energy Ltd.	4.5%
Mercury NZ Ltd.	4.4%
Meridian Energy Ltd.	4.3%
EBOS Group Ltd.	4.3%
Fletcher Building Ltd.	4.2%
Spark New Zealand Ltd.	4.0%
Freightways Group Ltd.	2.7%
(a)	Excludes money market funds.

C000072477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Peru and Global Exposure ETF
Class Name	iShares MSCI Peru and Global Exposure ETF
Trading Symbol	EPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$37	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 606,716,106
Holdings Count | Holding	27
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$606,716,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	56.5%
Financials	26.0%
Consumer Discretionary	4.7%
Industrials	3.2%
Real Estate	2.9%
Utilities	2.2%
Consumer Staples	2.0%
Communication Services	1.5%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Southern Copper Corp.	24.4%
Credicorp Ltd.	21.8%
Cia. de Minas Buenaventura SAA, ADR	5.0%
Hochschild Mining PLC	4.8%
Pan American Silver Corp.	3.4%
Volcan Cia. Minera SAA, Class B, NVS	3.1%
MMG Ltd.	3.0%
Fortuna Mining Corp.	3.0%
Parque Arauco SA	2.9%
Wheaton Precious Metals Corp.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Southern Copper Corp.	24.4%
Credicorp Ltd.	21.8%
Cia. de Minas Buenaventura SAA, ADR	5.0%
Hochschild Mining PLC	4.8%
Pan American Silver Corp.	3.4%
Volcan Cia. Minera SAA, Class B, NVS	3.1%
MMG Ltd.	3.0%
Fortuna Mining Corp.	3.0%
Parque Arauco SA	2.9%
Wheaton Precious Metals Corp.	2.8%
(a)	Excludes money market funds.

C000247094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Class Name	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Trading Symbol	PABD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[6]
Net Assets	$ 318,507,301
Holdings Count | Holding	423
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,507,301
Number of Portfolio Holdings	423
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.7%
Industrials	17.2%
Health Care	12.5%
Information Technology	11.0%
Consumer Discretionary	7.2%
Real Estate	6.8%
Materials	6.0%
Consumer Staples	4.3%
Utilities	3.5%
Communication Services	2.6%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.1%
Canada	13.7%
United Kingdom	10.6%
Switzerland	10.4%
France	9.2%
Germany	6.4%
Australia	5.7%
Netherlands	4.6%
Sweden	3.8%
Spain	3.3%
Other#	14.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000232534 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Multisector Tech ETF
Class Name	iShares MSCI China Multisector Tech ETF
Trading Symbol	TCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$29	0.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 44,185,269
Holdings Count | Holding	191
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$44,185,269
Number of Portfolio Holdings	191
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	48.1%
Consumer Discretionary	20.8%
Communication Services	20.1%
Industrials	9.7%
Financials	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
PDD Holdings, Inc., ADR	4.2%
JD.com, Inc., Class A	4.0%
Xiaomi Corp., Class B	3.9%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	3.7%
Kuaishou Technology	3.7%
NetEase, Inc.	3.7%
Baidu, Inc., Class A	3.6%
Contemporary Amperex Technology Co. Ltd., Class A	2.6%
Lenovo Group Ltd.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
PDD Holdings, Inc., ADR	4.2%
JD.com, Inc., Class A	4.0%
Xiaomi Corp., Class B	3.9%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	3.7%
Kuaishou Technology	3.7%
NetEase, Inc.	3.7%
Baidu, Inc., Class A	3.6%
Contemporary Amperex Technology Co. Ltd., Class A	2.6%
Lenovo Group Ltd.	2.5%
(a)	Excludes money market funds.

C000168438 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Sustainable Development Goals ETF
Class Name	iShares MSCI Global Sustainable Development Goals ETF
Trading Symbol	SDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 170,154,505
Holdings Count | Holding	123
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$170,154,505
Number of Portfolio Holdings	123
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.2%
Consumer Staples	20.1%
Information Technology	19.4%
Industrials	14.0%
Real Estate	11.6%
Consumer Discretionary	8.7%
Utilities	4.8%
Materials	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	28.1%
China	15.3%
Japan	10.0%
Taiwan	7.3%
Denmark	6.3%
Switzerland	4.8%
Hong Kong	4.1%
Australia	2.7%
Sweden	2.6%
Germany	2.2%
Other#	16.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000108740 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Norway ETF
Class Name	iShares MSCI Norway ETF
Trading Symbol	ENOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$30	0.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%	[9]
Net Assets	$ 62,051,682
Holdings Count | Holding	59
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$62,051,682
Number of Portfolio Holdings	59
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	25.7%
Financials	24.5%
Industrials	14.7%
Consumer Staples	13.4%
Materials	10.3%
Communication Services	6.2%
Information Technology	3.4%
Utilities	0.7%
Consumer Discretionary	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	12.6%
Equinor ASA	10.9%
Kongsberg Gruppen ASA	8.0%
Norsk Hydro ASA	5.7%
Mowi ASA	5.0%
Telenor ASA	4.3%
Orkla ASA	4.3%
Aker BP ASA	4.3%
Yara International ASA	3.8%
Storebrand ASA	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	12.6%
Equinor ASA	10.9%
Kongsberg Gruppen ASA	8.0%
Norsk Hydro ASA	5.7%
Mowi ASA	5.0%
Telenor ASA	4.3%
Orkla ASA	4.3%
Aker BP ASA	4.3%
Yara International ASA	3.8%
Storebrand ASA	3.6%
(a)	Excludes money market funds.

C000106876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India Small-Cap ETF
Class Name	iShares MSCI India Small-Cap ETF
Trading Symbol	SMIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$36	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[10]
Net Assets	$ 684,325,860
Holdings Count | Holding	477
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$684,325,860
Number of Portfolio Holdings	477
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.9%
Financials	19.9%
Consumer Discretionary	13.7%
Health Care	13.6%
Materials	13.0%
Information Technology	6.9%
Consumer Staples	4.0%
Real Estate	3.8%
Utilities	2.6%
Communication Services	1.6%
Other*	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Federal Bank Ltd.	1.7%
Max Financial Services Ltd.	1.6%
Coforge Ltd.	1.2%
Laurus Labs Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Glenmark Pharmaceuticals Ltd.	1.0%
KEI Industries Ltd.	1.0%
Multi Commodity Exchange of India Ltd.	1.0%
National Aluminium Co. Ltd.	0.9%
Blue Star Ltd.	0.8%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Federal Bank Ltd.	1.7%
Max Financial Services Ltd.	1.6%
Coforge Ltd.	1.2%
Laurus Labs Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Glenmark Pharmaceuticals Ltd.	1.0%
KEI Industries Ltd.	1.0%
Multi Commodity Exchange of India Ltd.	1.0%
National Aluminium Co. Ltd.	0.9%
Blue Star Ltd.	0.8%
(a)Excludes money market funds.
C000087775 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil Small-Cap ETF
Class Name	iShares MSCI Brazil Small-Cap ETF
Trading Symbol	EWZS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$30	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[11]
Net Assets	$ 364,329,911
Holdings Count | Holding	76
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$364,329,911
Number of Portfolio Holdings	76
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	25.4%
Materials	15.6%
Utilities	11.5%
Consumer Staples	10.6%
Financials	10.4%
Real Estate	9.5%
Industrials	8.4%
Health Care	5.4%
Energy	2.5%
Information Technology	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Lojas Renner SA	4.6%
Sendas Distribuidora SA	3.7%
Multiplan Empreendimentos Imobiliarios SA	3.4%
Allos SA	3.4%
Inter & Co., Inc., Class A	3.2%
Cia de Saneamento de Minas Gerais Copasa MG	3.0%
Pagseguro Digital Ltd., Class A	2.7%
Transmissora Alianca de Energia Eletrica SA	2.4%
GPS Participacoes e Empreendimentos SA	2.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Lojas Renner SA	4.6%
Sendas Distribuidora SA	3.7%
Multiplan Empreendimentos Imobiliarios SA	3.4%
Allos SA	3.4%
Inter & Co., Inc., Class A	3.2%
Cia de Saneamento de Minas Gerais Copasa MG	3.0%
Pagseguro Digital Ltd., Class A	2.7%
Transmissora Alianca de Energia Eletrica SA	2.4%
GPS Participacoes e Empreendimentos SA	2.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.4%
(a)	Excludes money market funds.

C000218229 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kuwait ETF
Class Name	iShares MSCI Kuwait ETF
Trading Symbol	KWT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$37	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[12]
Net Assets	$ 71,891,794
Holdings Count | Holding	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,891,794
Number of Portfolio Holdings	37
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	66.1%
Real Estate	10.5%
Industrials	8.6%
Communication Services	6.2%
Consumer Discretionary	4.0%
Materials	1.5%
Consumer Staples	1.1%
Utilities	1.0%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	22.4%
National Bank of Kuwait SAKP	22.2%
Mobile Telecommunications Co. KSCP	4.7%
Gulf Bank KSCP	3.4%
Warba Bank KSCP	3.3%
Mabanee Co. KPSC	3.3%
National Industries Group Holding SAK	2.5%
Al Ahli Bank of Kuwait KSCP	2.4%
Commercial Real Estate Co. KSC	2.0%
Boursa Kuwait Securities Co. KPSC	2.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	22.4%
National Bank of Kuwait SAKP	22.2%
Mobile Telecommunications Co. KSCP	4.7%
Gulf Bank KSCP	3.4%
Warba Bank KSCP	3.3%
Mabanee Co. KPSC	3.3%
National Industries Group Holding SAK	2.5%
Al Ahli Bank of Kuwait KSCP	2.4%
Commercial Real Estate Co. KSC	2.0%
Boursa Kuwait Securities Co. KPSC	2.0%
(a)	Excludes money market funds.

C000170246 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EAFE ETF
Class Name	iShares ESG Aware MSCI EAFE ETF
Trading Symbol	ESGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[13]
Net Assets	$ 11,701,914,053
Holdings Count | Holding	364
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,701,914,053
Number of Portfolio Holdings	364
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.7%
Industrials	19.5%
Health Care	11.0%
Information Technology	9.4%
Consumer Discretionary	8.9%
Consumer Staples	7.4%
Materials	5.4%
Utilities	3.8%
Communication Services	3.6%
Energy	3.3%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	14.2%
Switzerland	10.1%
France	9.5%
Germany	8.6%
Australia	6.8%
Netherlands	5.5%
Spain	4.1%
Sweden	3.8%
Italy	3.0%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000140043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Qatar ETF
Class Name	iShares MSCI Qatar ETF
Trading Symbol	QAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[14]
Net Assets	$ 71,101,159
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,101,159
Number of Portfolio Holdings	35
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	56.6%
Industrials	13.6%
Energy	9.2%
Communication Services	6.3%
Materials	5.2%
Real Estate	4.0%
Utilities	2.4%
Consumer Staples	1.4%
Health Care	0.7%
Information Technology	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.6%
Qatar Islamic Bank QPSC	14.4%
Industries Qatar QSC	6.4%
Qatar Gas Transport Co. Ltd.	4.7%
Commercial Bank PSQC (The)	4.7%
Al Rayan Bank	4.6%
Ooredoo QPSC	4.5%
Qatar International Islamic Bank QSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.6%
Qatar Islamic Bank QPSC	14.4%
Industries Qatar QSC	6.4%
Qatar Gas Transport Co. Ltd.	4.7%
Commercial Bank PSQC (The)	4.7%
Al Rayan Bank	4.6%
Ooredoo QPSC	4.5%
Qatar International Islamic Bank QSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.2%
(a)	Excludes money market funds.

C000106878 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India ETF
Class Name	iShares MSCI India ETF
Trading Symbol	INDA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$31	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[15]
Net Assets	$ 9,266,633,807
Holdings Count | Holding	167
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,266,633,807
Number of Portfolio Holdings	167
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Consumer Discretionary	12.4%
Industrials	10.7%
Energy	8.9%
Materials	8.5%
Information Technology	7.8%
Health Care	6.0%
Consumer Staples	5.9%
Communication Services	4.5%
Utilities	3.8%
Real Estate	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	7.4%
Reliance Industries Ltd.	6.2%
ICICI Bank Ltd.	5.3%
Bharti Airtel Ltd.	3.5%
Infosys Ltd.	3.1%
Axis Bank Ltd.	2.3%
Mahindra & Mahindra Ltd.	2.3%
Larsen & Toubro Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Tata Consultancy Services Ltd.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	7.4%
Reliance Industries Ltd.	6.2%
ICICI Bank Ltd.	5.3%
Bharti Airtel Ltd.	3.5%
Infosys Ltd.	3.1%
Axis Bank Ltd.	2.3%
Mahindra & Mahindra Ltd.	2.3%
Larsen & Toubro Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Tata Consultancy Services Ltd.	1.7%
(a)	Excludes money market funds.

C000244564 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Value Factor ETF
Class Name	iShares MSCI Emerging Markets Value Factor ETF
Trading Symbol	EVLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$21	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.35%	[16]
Net Assets	$ 13,334,882
Holdings Count | Holding	279
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,334,882
Number of Portfolio Holdings	279
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.6%
Financials	19.3%
Consumer Discretionary	13.5%
Communication Services	8.3%
Materials	8.0%
Industrials	5.3%
Energy	4.4%
Consumer Staples	3.7%
Health Care	2.5%
Utilities	2.0%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	25.7%
South Korea	19.6%
Taiwan	18.4%
India	11.5%
Brazil	5.3%
South Africa	4.8%
Mexico	3.1%
Saudi Arabia	2.8%
Indonesia	1.7%
United Arab Emirates	1.3%
Other#	5.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000259095 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World Small-Cap ETF
Class Name	iShares MSCI World Small-Cap ETF
Trading Symbol	WSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI World Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World Small-Cap ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[17]
Net Assets	$ 848,469,115
Holdings Count | Holding	3,479
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$848,469,115
Number of Portfolio Holdings	3,479
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.2%
Financials	13.7%
Information Technology	11.1%
Consumer Discretionary	11.1%
Materials	10.1%
Health Care	9.7%
Real Estate	8.1%
Energy	4.9%
Consumer Staples	4.3%
Communication Services	2.9%
Other*	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.0%
Japan	13.4%
Canada	5.2%
United Kingdom	4.7%
Australia	3.9%
Sweden	1.7%
Israel	1.7%
Switzerland	1.6%
France	1.4%
Germany	1.4%
Other#	7.0%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000219747 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EM ETF
Class Name	iShares ESG Advanced MSCI EM ETF
Trading Symbol	EMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$9	0.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[18]
Net Assets	$ 139,761,197
Holdings Count | Holding	564
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$139,761,197
Number of Portfolio Holdings	564
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.8%
Information Technology	23.8%
Communication Services	10.5%
Consumer Discretionary	7.5%
Industrials	6.3%
Health Care	4.7%
Consumer Staples	3.5%
Materials	3.0%
Real Estate	2.2%
Utilities	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	26.7%
Taiwan	18.6%
South Korea	13.5%
India	12.6%
Brazil	4.5%
Saudi Arabia	3.7%
South Africa	3.2%
Mexico	2.5%
United Arab Emirates	2.5%
Malaysia	1.9%
Other#	10.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000217590 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI EM Leaders ETF
Class Name	iShares ESG MSCI EM Leaders ETF
Trading Symbol	LDEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$9	0.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[19]
Net Assets	$ 34,529,687
Holdings Count | Holding	424
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$34,529,687
Number of Portfolio Holdings	424
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.6%
Consumer Discretionary	14.0%
Communication Services	11.9%
Information Technology	9.8%
Industrials	9.2%
Materials	8.7%
Energy	4.7%
Consumer Staples	4.3%
Health Care	4.0%
Utilities	2.9%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.9%
India	14.8%
Taiwan	14.2%
South Korea	9.2%
South Africa	7.7%
Brazil	4.2%
Mexico	3.1%
United Arab Emirates	2.4%
Malaysia	2.3%
Saudi Arabia	2.1%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000244562 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Quality Factor ETF
Class Name	iShares MSCI Emerging Markets Quality Factor ETF
Trading Symbol	EQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$20	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[20]
Net Assets	$ 11,022,562
Holdings Count | Holding	303
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,022,562
Number of Portfolio Holdings	303
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.3%
Financials	19.5%
Consumer Discretionary	10.7%
Materials	8.3%
Communication Services	7.0%
Industrials	6.6%
Consumer Staples	3.6%
Energy	3.4%
Utilities	2.6%
Health Care	2.5%
Real Estate	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	21.2%
South Korea	20.0%
Taiwan	15.3%
India	14.6%
Brazil	6.5%
South Africa	5.4%
Saudi Arabia	3.6%
Mexico	2.4%
United Arab Emirates	2.2%
Thailand	1.5%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000219745 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EAFE ETF
Class Name	iShares ESG Advanced MSCI EAFE ETF
Trading Symbol	DMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[21]
Net Assets	$ 708,988,771
Holdings Count | Holding	414
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$708,988,771
Number of Portfolio Holdings	414
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.5%
Information Technology	17.0%
Industrials	16.7%
Health Care	11.3%
Communication Services	6.2%
Materials	5.2%
Consumer Discretionary	4.9%
Real Estate	3.9%
Consumer Staples	2.7%
Utilities	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.6%
Switzerland	11.1%
Netherlands	9.7%
France	8.6%
Germany	7.8%
United Kingdom	6.1%
Sweden	5.6%
Australia	5.0%
Hong Kong	3.2%
Singapore	2.4%
Other#	10.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000210083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Value ETF
Class Name	iShares MSCI Japan Value ETF
Trading Symbol	EWJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[22]
Net Assets	$ 782,118,729
Holdings Count | Holding	109
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$782,118,729
Number of Portfolio Holdings	109
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.8%
Industrials	21.5%
Consumer Discretionary	18.6%
Information Technology	6.5%
Communication Services	5.5%
Health Care	4.4%
Consumer Staples	3.7%
Materials	3.4%
Real Estate	3.0%
Energy	2.0%
Utilities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.3%
Mitsubishi UFJ Financial Group, Inc.	7.6%
Sumitomo Mitsui Financial Group, Inc.	5.1%
Mizuho Financial Group, Inc.	4.1%
Mitsubishi Corp.	4.0%
Mitsui & Co. Ltd.	3.3%
Takeda Pharmaceutical Co. Ltd.	2.1%
Marubeni Corp.	1.9%
KDDI Corp.	1.8%
Sony Group Corp.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.3%
Mitsubishi UFJ Financial Group, Inc.	7.6%
Sumitomo Mitsui Financial Group, Inc.	5.1%
Mizuho Financial Group, Inc.	4.1%
Mitsubishi Corp.	4.0%
Mitsui & Co. Ltd.	3.3%
Takeda Pharmaceutical Co. Ltd.	2.1%
Marubeni Corp.	1.9%
KDDI Corp.	1.8%
Sony Group Corp.	1.8%
(a)	Excludes money market funds.

C000145378 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom ETF
Class Name	iShares MSCI United Kingdom ETF
Trading Symbol	EWU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[23]
Net Assets	$ 3,240,684,480
Holdings Count | Holding	75
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,240,684,480
Number of Portfolio Holdings	75
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.7%
Consumer Staples	15.6%
Health Care	15.3%
Industrials	12.8%
Energy	10.2%
Materials	8.6%
Utilities	5.2%
Consumer Discretionary	3.9%
Communication Services	2.1%
Information Technology	1.0%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.8%
HSBC Holdings PLC	9.6%
Shell PLC	7.1%
Unilever PLC	4.8%
Rolls-Royce Holdings PLC	4.5%
British American Tobacco PLC	4.1%
GSK PLC	3.6%
Rio Tinto PLC	3.3%
BP PLC	3.1%
National Grid PLC	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.8%
HSBC Holdings PLC	9.6%
Shell PLC	7.1%
Unilever PLC	4.8%
Rolls-Royce Holdings PLC	4.5%
British American Tobacco PLC	4.1%
GSK PLC	3.6%
Rio Tinto PLC	3.3%
BP PLC	3.1%
National Grid PLC	2.8%
(a)	Excludes money market funds.

C000087422 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Small-Cap ETF
Class Name	iShares MSCI China Small-Cap ETF
Trading Symbol	ECNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[24]
Net Assets	$ 97,292,978
Holdings Count | Holding	277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$97,292,978
Number of Portfolio Holdings	277
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.3%
Industrials	15.1%
Information Technology	12.8%
Consumer Discretionary	12.7%
Materials	9.1%
Real Estate	8.7%
Communication Services	6.1%
Financials	5.4%
Consumer Staples	5.2%
Utilities	2.4%
Other*	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Minth Group Ltd.	2.2%
Kingboard Holdings Ltd.	1.6%
Kingboard Laminates Holdings Ltd.	1.5%
XD, Inc.	1.4%
Kingsoft Cloud Holdings Ltd.	1.3%
China Conch Venture Holdings Ltd.	1.3%
Harbin Electric Co. Ltd., Class H	1.3%
China Everbright Environment Group Ltd.	1.2%
Dongyue Group Ltd.	1.2%
Sany Heavy Equipment International Holdings Co. Ltd.	1.2%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Minth Group Ltd.	2.2%
Kingboard Holdings Ltd.	1.6%
Kingboard Laminates Holdings Ltd.	1.5%
XD, Inc.	1.4%
Kingsoft Cloud Holdings Ltd.	1.3%
China Conch Venture Holdings Ltd.	1.3%
Harbin Electric Co. Ltd., Class H	1.3%
China Everbright Environment Group Ltd.	1.2%
Dongyue Group Ltd.	1.2%
Sany Heavy Equipment International Holdings Co. Ltd.	1.2%
(a)Excludes money market funds.
C000108733 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Denmark ETF
Class Name	iShares MSCI Denmark ETF
Trading Symbol	EDEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$26	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[25]
Net Assets	$ 194,761,148
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$194,761,148
Number of Portfolio Holdings	43
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	32.8%
Industrials	30.3%
Financials	16.9%
Consumer Staples	6.9%
Materials	4.6%
Utilities	3.4%
Consumer Discretionary	3.1%
Information Technology	1.0%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	18.4%
DSV A/S	12.0%
Danske Bank A/S	7.9%
Vestas Wind Systems A/S	4.9%
Novonesis Novozymes B, Class B	4.7%
Genmab A/S	4.4%
Carlsberg A/S, Class B	3.9%
Orsted A/S	3.4%
AP Moller - Maersk A/S, Class B, NVS	2.7%
Coloplast A/S, Class B	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	18.4%
DSV A/S	12.0%
Danske Bank A/S	7.9%
Vestas Wind Systems A/S	4.9%
Novonesis Novozymes B, Class B	4.7%
Genmab A/S	4.4%
Carlsberg A/S, Class B	3.9%
Orsted A/S	3.4%
AP Moller - Maersk A/S, Class B, NVS	2.7%
Coloplast A/S, Class B	2.4%
(a)	Excludes money market funds.

C000098688 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China ETF
Class Name	iShares MSCI China ETF
Trading Symbol	MCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[26]
Net Assets	$ 7,435,387,242
Holdings Count | Holding	579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,435,387,242
Number of Portfolio Holdings	579
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	26.9%
Communication Services	19.8%
Financials	18.1%
Information Technology	9.1%
Materials	6.3%
Industrials	5.2%
Health Care	4.9%
Consumer Staples	3.2%
Energy	3.1%
Utilities	1.9%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	15.0%
Alibaba Group Holding Ltd.	11.1%
China Construction Bank Corp., Class H	3.5%
Xiaomi Corp., Class B	2.7%
PDD Holdings, Inc., ADR	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Meituan, Class B	1.8%
BYD Co. Ltd., Class H	1.6%
Bank of China Ltd., Class H	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	15.0%
Alibaba Group Holding Ltd.	11.1%
China Construction Bank Corp., Class H	3.5%
Xiaomi Corp., Class B	2.7%
PDD Holdings, Inc., ADR	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Meituan, Class B	1.8%
BYD Co. Ltd., Class H	1.6%
Bank of China Ltd., Class H	1.5%
(a)	Excludes money market funds.

C000087428 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Poland ETF
Class Name	iShares MSCI Poland ETF
Trading Symbol	EPOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$31	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%	[27]
Net Assets	$ 654,406,998
Holdings Count | Holding	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$654,406,998
Number of Portfolio Holdings	36
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	45.7%
Energy	12.5%
Consumer Discretionary	11.0%
Materials	7.5%
Utilities	5.9%
Communication Services	5.7%
Consumer Staples	5.0%
Industrials	4.4%
Information Technology	1.9%
Health Care	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.1%
ORLEN SA	12.5%
Bank Polska Kasa Opieki SA	7.8%
Powszechny Zaklad Ubezpieczen SA	7.7%
KGHM Polska Miedz SA	4.7%
Santander Bank Polska SA	4.3%
LPP SA	4.1%
Allegro.eu SA	3.9%
Dino Polska SA	3.5%
CD Projekt SA	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.1%
ORLEN SA	12.5%
Bank Polska Kasa Opieki SA	7.8%
Powszechny Zaklad Ubezpieczen SA	7.7%
KGHM Polska Miedz SA	4.7%
Santander Bank Polska SA	4.3%
LPP SA	4.1%
Allegro.eu SA	3.9%
Dino Polska SA	3.5%
CD Projekt SA	3.0%
(a)	Excludes money market funds.

[1]	Annualized.
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[27]	Annualized.